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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043


                          Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                   Pioneer High Income Trust
                   SCHEDULE OF Investments 6/30/08 (unaudited)


     Principal
     Amount
     USD ($)                                                      Value ($)

                   ASSET BACKED SECURITIES - 2.0%
                   Transportation - 0.3%
                   Airlines - 0.3%
     792,554    (m)American Airlines, Inc., 7.379%, 11/23/17      507,235
     691,667       Continental Airlines, Inc., Series B, 8.499%,  636,334
                   Total Transportation                           1,143,569

                   Banks - 0.1%
                   Thrifts & Mortgage Finance - 0.1%
     531,443    (a)ACE Securities Corp., 3.083%, 12/25/34         427,506
                   Total Banks                                    427,506

                   Utilities - 1.6%
                   Electric Utilities - 1.1%
     4,110,220     Ormat Funding Corp., 8.25%, 12/30/20           4,048,566

                   Multi - Utilities - 0.5%
     2,175,000  (a)Power Contract Financing III LLC, 1.332%, 2/5/11,881,375
                   Total Utilities                                5,929,941
                   TOTAL ASSET BACKED SECURITIES
                   (Cost $7,815,854)                              7,501,016

                   COLLATERALIZED MORTAGE BACKED SECURITIES - 1.3%
                   Consumer Services - 0.3%
                   Restaurants - 0.3%
     1,245,000     DB Master Finance LLC, 8.285%, 6/20/31 (144A)  1,104,589
                   Total Consumer Services                        1,104,589

                   Banks - 1.0%
                   Thrifts & Mortgage Finance - 1.0%
     440,000    (a)Carrington Mortgage Loan Trust, 2.583%, 10/25/3419,118
     1,504,000  (a)Carrington Mortgage Loan Trust, 2.683%, 2/25/371,337,702
     1,790,514  (a)Luminent Mortgage Trust, 2.743%, 7/25/36       705,236
     1,086,021  (a)WaMu Mortgage Pass Through Certificates, 2.713%853,347
                                                                  3,315,403
                   Diversified Financials - 0.0%
                   Other Diversified Financial Services - 0.0%
     174,192    (a)First Franklin Mortgage Loan Asset Backed Certi165,098
                   Total Banks                                    3,480,501
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                   (Cost $4,742,711)                              4,585,090

                   CORPORATE BONDS & NOTES - 114.8%
                   Energy - 14.2%
                   Oil & Gas Drilling - 3.9%
     3,924,838     DDI Holding AS, 9.3%, 1/19/12 (144A)           3,905,214
     2,500,000     Norse Energy Corp. ASA, 6.5%, 7/14/11 (144A)   2,050,000
NOK  3,000,000     Norse Energy Corp. ASA, 10.0%, 7/13/10         556,597
NOK  11,500,000    Norwegian Energy Co. AS, 11.0%, 7/13/10 (144A) 2,167,490
NOK  11,500,000    Petrojack AS, 11.0%, 4/19/10                   2,280,380
     3,500,000     Skeie Drilling & Production ASA, 11.25%, 3/8/133,237,500
                                                                  14,197,181
                   Oil & Gas Equipment & Services - 1.1%
     600,000    (a)DP Producer AS, 8.673%, 12/5/11 (144A)         534,000
     1,100,000     Nexus 1 Pte, Ltd., 10.5%, 3/7/12 (144A)        990,000
     500,000    (a)PetroProd, Ltd., 8.71%, 1/12/12 (144A)         470,000
     2,000,000     Sevan Marine ASA, 9.25%, 12/20/11 (144A)       2,000,000
                                                                  3,994,000
                   Oil & Gas Exploration & Production - 6.8%
     6,584,000     Baytex Energy, Ltd., 9.625%, 7/15/10           6,715,680
     3,200,000     Biofuel Energy ASA, 10.0%, 6/7/12              2,656,000
     4,500,000     Methanex Corp., 8.75%, 8/15/12                 4,758,750
     1,610,000     Parallel Petroleum Corp., 10.25%, 8/1/14       1,614,025
     5,300,000     PetroQuest Energy, Inc., 10.375%, 5/15/12      5,512,000
     710,000    (a)SandRidge Energy, Inc., 6.323%, 4/1/14 (144A)  696,757
     1,070,000  (b)SandRidge Energy, Inc., 8.625%, 4/1/15 (144A)  1,096,750
     2,070,000     Tristan Oil, Ltd., 10.5%, 1/1/12 (144A)        2,028,600
                                                                  25,078,562
                   Oil & Gas Refining & Marketing - 2.4%
     5,075,000 (m)Aventine Renewable Energy Holdings, Inc., 10.0%3,146,500 1,275,000 (a)Ohio Air Quality Development Authority Revenue,828,750
     2,370,000  (m)VeraSun Energy Corp., 9.375%, 6/1/17           1,220,550
     4,280,000  (m)VeraSun Energy Corp., 9.875%, 12/15/12         3,761,050
                                                                  8,956,850
                   Total Energy                                   52,226,593

                   Materials - 18.9%
                   Commodity Chemicals - 2.9%
     4,635,000     ARCO Chemical Co., 9.8%, 2/1/20                3,684,825
     2,000,000  (m)Georgia Gulf Corp., 9.5%, 10/15/14             1,495,000
     2,860,000  (m)Georgia Gulf Corp., 10.75%, 10/15/16           1,716,000
     3,000,000     Hexion US Finance Corp./Hexion Nova Scotia Fina2,715,000
     1,000,000     Invista, 9.25%, 5/1/12 (144A)                  1,022,500
                                                                  10,633,325
                   Diversified Chemicals - 1.3%
     4,750,000     Basell Finance Co., 8.1%, 3/15/27 (144A)       2,850,000
EURO 350,000       Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A357,058
     1,500,000  (m)Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A) 986,250
EURO 540,000       Nell AF S.a.r.l., 8.375%, 8/15/15 (144A)       550,890
                                                                  4,744,198
                   Specialty Chemicals - 0.5%
     2,250,000     Tronox Worldwide LLC, 9.5%, 12/1/12            1,833,750

                   Construction Materials - 2.0%
     4,500,000     AGY Holding Corp., 11.0%, 11/15/14 (144A)      4,196,250
     1,500,000  (m)Panolam Industries International, 10.75%, 10/1/1,185,000
     2,185,000     U.S. Concrete, Inc., 8.375%, 4/1/14            1,939,188
                                                                  7,320,438
                   Paper Packaging - 3.8%
     5,450,000     Exopack Holding Corp., 11.25%, 2/1/14          5,054,875
     2,255,000     Graham Packaging Co., 9.875%, 10/15/14         1,995,675
     5,540,000  (m)Graphic Packaging International, Inc., 9.5%, 8/5,290,700
     2,150,000     U.S. Corrugated, Inc., 10.0%, 6/1/13           1,569,500
                                                                  13,910,750
                   Aluminum - 1.7%
     2,535,000  (m)Aleris International, Inc., 10.0%, 12/15/16    1,856,888
     1,200,000     Asia Aluminum Holdings, Ltd., 8.0%, 12/23/11 (11,140,000
     3,180,000     Indalex Holding Corp., 11.5%, 2/1/14           1,868,250
     705,000    (a)Noranda Aluminum Acquisition Corp., 6.828%, 5/1608,063
     800,000    (a)Noranda Aluminum Holdings Corp., 8.578%, 11/15/656,000
                                                                  6,129,201
                   Diversified Metals & Mining - 4.3%
     3,300,000     American Rock Salt Co. LLC, 9.5%, 3/15/14      3,465,000
     3,000,000     FMG Finance Pty., Ltd., 10.625%, 9/1/16 (144A) 3,495,000
     2,440,000     Industrias Metalurgicas Pescarmona SA, 11.25%, 2,196,000
     3,975,000     PNA Group, Inc., 10.75%, 9/1/16                4,670,625
     1,870,000  (a)PNA Intermediate Holding Corp., 9.676%, 2/15/131,860,650
                                                                  15,687,275
                   Steel - 2.0%
     4,205,000     Algoma Acquisition Corp., 9.875%, 6/15/15 (144A3,994,750
     825,000       Blaze Recycling & Metals LLC, 10.875%, 7/15/12 808,500
     2,400,000     CSN Islands VIII Corp., 9.75%, 12/16/13 (144A) 2,742,000
                                                                  7,545,250
                   Forest Products - 0.4%
     1,645,000     Mandra Forestry Holdings, Ltd., 12.0%, 5/15/13 1,529,850
                   Total Materials                                69,334,037

                   Capital Goods - 7.2%
                   Building Products - 0.5%
     2,500,000  (m) Industrias Unidas SA de CV, 11.5%, 11/15/16 (11,625,000

                   Electrical Components & Equipment - 0.6%
     2,220,000  (c)Rede Empresas de Energia Electrica SA, (144A)  2,175,600

                   Heavy Electrical Equipment - 2.4%
     4,790,000     Altra Industrial Motion, 9.0%, 12/1/11         4,885,800
     3,975,000     Hawk Corp., 8.75%, 11/1/14                     4,029,656
                                                                  8,915,456
                   Construction & Farm Machinery & Heavy Truck - 3.7%
     4,900,000  (m)Accuride Corp., 8.5%, 2/1/15                   3,601,500
     1,855,000  (b)Allison Transmission Inc., 11.25%, 11/1/15 (1441,595,300
     3,250,000     Commercial Vehicle Group, Inc., 8.0%, 7/1/13   2,819,375
     1,500,000  (d)Stanadyne Corp., 0.0%, 2/15/15                 1,140,000
     4,690,000     Stanadyne Corp., 10.0%, 8/15/14                4,549,300
                                                                  13,705,475
                   Total Capital Goods                            26,421,531

                   Commercial Services & Supplies - 6.2%
                   Trading Companies & Distributors - 0.0%
     200,000       United Rentals North America, 6.5%, 2/15/12    180,000

                   Diversified Commercial & Professional Services - 3.4%
     3,500,000     Allied Security Escrow, 11.375%, 7/15/11       3,010,000
     9,000,000     NCO Group, Inc., 11.875%, 11/15/14             7,380,000
     2,515,000     Park-Ohio Industries, Inc., 8.375%, 11/15/14   2,012,000
                                                                  12,402,000
                   Environmental & Facilities Services - 2.8%
     4,088,000     Clean Harbors, Inc., 11.25%, 7/15/12           4,328,170
     5,800,000     Waste Services, Inc., 9.5%, 4/15/14            5,858,000
                                                                  10,186,170
                   Total Commercial Services & Supplies           22,768,170

                   Transportation - 2.1%
                   Air Freight & Logistics - 1.0%
     2,000,000     CEVA Group Plc, 10.0%, 9/1/14 (144A)           2,055,000
EURO 1,545,000     CEVA Group Plc, 10.0%, 12/1/16 (144A)          1,722,211
                                                                  3,777,211
                   Marine - 0.6%
     2,160,000     Trailer Bridge, Inc., 9.25%, 11/15/11          1,992,600

                   Railroads - 0.5%
     1,750,000     Kansas City Southern de Mexico, 9.375%, 5/1/12 1,820,000
                   Total Transportation                           7,589,811

                   Automobiles &  Components - 1.7%
                   Auto Parts & Equipment - 1.7%
     5,965,000  (m)Cooper-Standard Automotive, Inc., 8.375%, 12/154,384,275
     2,500,000     Lear Corp., 8.75%, 12/1/16                     1,950,000
                   Total Automobiles & Components                 6,334,275

                   Consumer Durables & Apparel - 1.4%
                   Homebuilding - 0.7%
     3,060,000     Meritage Homes Corp., 6.25%, 3/15/15           2,448,000

                   Household Products - 0.7%
     2,665,000     Yankee Acquisition Corp., 8.5%, 2/15/15        2,078,700
     735,000    (m)Yankee Acquisition Corp., 9.75%, 2/15/17       529,200
                                                                  2,607,900
                   Total Consumer Durables & Apparel              5,055,900

                   Consumer Services - 4.0%
                   Casinos & Gaming - 3.5%
     1,650,000     Buffalo Thunder Development Authority, 9.375%, 1,105,500
     655,000       FireKeepers Development Authority, 13.875%, 5/1640,263
     2,050,000     Fontainebleau Las Vegas Holdings LLC/Fontainebl1,332,500
     630,000       Galaxy Entertainment Finance Co., Ltd., 9.875%,611,888
     4,500,000     Little Traverse Bay Bands of Odawa Indians, 10.4,207,500
     530,000       Mashantucket Western Pequot Tribe, 8.5%, 11/15/467,725
     1,585,000     Pokagon Gaming Authority, 10.375%, 6/15/14 (1441,699,913
     1,750,000     Shingle Springs Tribal Gaming Authority, 9.375%1,421,875
     2,450,000  (m)Trump Entertainment Resorts, Inc., 8.5%, 6/1/151,525,125
                                                                  13,012,289
                   Hotels, Resorts & Cruise Lines - 0.5%
     2,000,000  (a)HRP Myrtle Beach Operations LLC, 7.383%, 4/1/121,720,000
                   Total Consumer Services                        14,732,289

                   Media - 6.5%
                   Broadcasting & Cable Television - 3.4%
     3,200,000  (m)CCH I Holdings LLC, 11.0%, 10/1/15             2,372,000
     1,500,000  (m)CCH II Holdings LLC, 10.25%, 9/15/10           1,447,500
EURO 3,750,000     Kabel Deutschland GMBH, 10.75%, 7/1/14         5,893,532
     3,865,000  (b)Univision Communications, 9.75%, 3/15/15 (144A)2,821,450
                                                                  12,534,482
                   Publishing - 3.1%
     2,508,672  (b)American Achievement Group Holding Corp., 14.752,209,705
     4,835,000     Sheridan Acquisition Corp., 10.25%, 8/15/11    4,448,200
     1,400,000     TL Acquisitions, Inc., 10.5%, 1/15/15 (144A)   1,211,000
     3,700,000  (d)Visant Holding Corp., 0.0%, 12/1/13            3,589,000
                                                                  11,457,905
                   Total Media                                    23,992,387

                   Retailing - 2.8%
                   Distributors - 1.2%
     4,735,000     Intcomex, Inc., 11.75%, 1/15/11                4,237,825

                   General Mechandise Store - 0.2%
     1,000,000  (m)Central Garden & Pet Co., 9.125%, 2/1/13       870,000

                   Home Improvement Retail - 0.2%
     820,000       KAR Holdings, Inc., 10.0%, 5/1/15 (144A)       688,800

                   Specialty Stores - 1.2%
     4,615,000  (m)Sally Holdings LLC, 10.5%, 11/15/16            4,395,787
                   Total Retailing                                10,192,412

                   Food & Staples Retailing - 0.8%
                   Drug Retail - 0.8%
     3,350,000  (m)Duane Reade, Inc., 9.75%, 8/1/11               2,998,250
                   Total Food & Staples Retailing                 2,998,250

                   Food, Beverage & Tobacco - 3.0%
                   Brewers - 1.9%
     5,885,000     Cia Brasileira de Bebida, 10.5%, 12/15/11      6,723,612

                   Agricultural Products - 0.1%
     500,000       Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)480,000

                   Packaged Foods & Meats - 0.8%
     775,000       Bertin, Ltd., 10.25%, 10/5/16 (144A)           798,250
     2,410,000     Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)    2,241,300
                                                                  3,039,550
                   Tobacco - 0.2%
     150,000       Alliance One International, Inc., 8.5%, 5/15/12 141,000
     605,000       Alliance One International, Inc., 11.0%, 5/15/  623,150
                                                                  764,150
                   Total Food, Beverage & Tobacco                 11,007,312

                   Health Care Equipment & Services - 8.2%
                   Health Care Equipment & Services - 2.1%
     2,875,000  (m)Accellent, Inc., 10.5%, 12/1/13                2,630,625
     3,195,000  (m)Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/14 2,364,300
     2,570,000  (b)Biomet, Inc., 10.375%, 10/15/17                2,724,200
                                                                  7,719,125
                   Health Care Supplies - 1.1%
     3,800,000     Hanger Orthopedic Group, Inc., 10.25%, 6/1/14  3,904,500

                   Health Care Services - 1.6%
     2,160,000     AMR HoldCo/Emcare HoldCo, 10.0%, 2/15/15       2,289,600
     4,055,000     Rural/Metro Corp., 9.875%, 3/15/15             3,710,325
                                                                  5,999,925
                   Health Care Facilities - 1.5%
     2,555,000  (b)HCA Inc., 9.625%, 11/15/16                     2,631,650
     3,725,000     Surgical Care Affiliates, Inc., 10.0%, 7/15/17 2,905,500
                                                                  5,537,150
                   Managed Health Care - 1.9%
     2,900,000  (a)Medical Services Co., 10.213%, 10/15/11        2,675,250
     4,400,000     Multiplan, Inc., 10.375%, 4/15/16 (144A)       4,312,000
                                                                  6,987,250
                   Total Health Care Equipment & Services         30,147,950

                   Pharmaceuticals & Biotechnology & Life Sciences - 2.6%
                   Pharmaceuticals - 2.6%
     2,000,000     Phibro Animal Health Corp., 10.0%, 8/1/13 (144A2,020,000
     3,000,000     Phibro Animal Health Corp., 13.0%, 8/1/14 (144A3,000,000
     4,317,000     Warner Chilcott Corp., 8.75%, 2/1/15           4,381,755
                   Total Pharmaceuticals & Biotechnology & Life Sc9,401,755

                   Banks - 0.4%
                   Diversified Banks - 0.4%
     1,750,000  (a)ALB Finance BV, 9.375%                         1,101,118
     400,000    (a)Banco Macro SA, 10.75%, 6/7/12                 264,500
                   Total Banks                                    1,365,618

                   Diversified Financials - 4.6%
                   Specialized Finance - 2.2%
     7,950,000     GATX Financial Corp., 8.875%, 6/1/09           8,178,666

                   Consumer Finance - 2.4%
     3,770,000     ACE Cash Express, Inc., 10.25%, 10/1/14 (144A) 2,827,500
     495,000    (m)AmeriCredit Corp., 8.5%, 7/1/15                396,000
     3,000,000  (a)Ford Motor Credit Co., 7.163%, 4/15/12         2,811,726
     3,000,000     Ford Motor Credit Co., 7.875%, 6/15/10         2,589,471
                                                                  8,624,697
                   Total Diversified Financials                   16,803,363

                   Insurance - 6.3%
                   Insurance Brokers - 1.9%
     2,640,000     Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A) 2,296,800
     3,765,000     HUB International Holdings, Inc., 10.25%, 6/15/3,087,300
     900,000    (a)U.S.I. Holdings Corp., 6.551%, 11/15/14 (144A) 751,500
     885,000       U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A)   761,100
                                                                  6,896,700
                   Life & Health Insurance - 1.5%
     5,725,000     Presidential Life Corp., 7.875%, 2/15/09       5,710,687

                   Multi-Line Insurance - 2.2%
     5,300,000     Allmerica Financial Corp., 7.625%, 10/15/25    4,590,197
     2,600,000  (a)Liberty Mutual Group, Inc., 10.75%, 6/15/58 (142,489,500
     2,410,000  (a)MBIA Insurance Co., 14.0% 1/15/33 (144A)       1,000,150
                                                                  8,079,847
                   Property & Casualty Insurance - 0.1%
     375,000    (a)Blue Fin, Ltd., 7.128% 4/10/12 (144A)          369,038

                   Reinsurance - 0.6%
EURO 275,000    (a)Atlas Reinsurance Plc, 14.981%, 1/10/11 (144A) 443,024
     750,000    (a)Foundation Re, Ltd.,6.795%, 11/24/08 (144A)    731,925
     250,000    (a)Residential Reinsurance 2006, 12.682%, 6/5/09 (248,675
     350,000    (a)Residential Reinsurance 2008, 14.149%, 6/6/11 (348,985
     500,000    (a)Successor II, Ltd., 27.672%, 4/6/10 (144A)     488,550
                                                                  2,261,159
                   Total Insurance                                23,317,431

                   Real Estate - 0.0%
                   Real Estate Management & Development - 0.0%
     225,000    (a)Alto Palermo SA, 11.0%, 6/11/12 (144A)         179,719
                   Total Real Estate                              179,719

                   Software & Services - 5.1%
                   IT Consulting & Other Services - 1.3%
     4,450      (e)MSX International UK/MXS International Business Services
                       FR/MXS International GmBH, 12.5%, 4/1/12 (13,426,500
     1,705,000     Vangent, Inc., 9.625%, 2/15/15                 1,483,350
                                                                  4,909,850
                   Data Processing & Outsourced Services - 3.0%
     7,015,000     First Data Corp., 9.875%, 9/24/15 (144A)       6,103,050
     640,000       iPayment, Inc., 9.75%, 5/15/14                 540,800
     5,745,000     Pegasus Solutions, Inc., 10.5%, 4/15/15 (144A) 4,308,750
                                                                  10,952,600
                   Application Software - 0.8%
     2,790,000     Activant Solutions, Inc., 9.5%, 5/1/16         2,204,100
     810,000       Open Solutions, Inc., 9.75%, 2/1/15 (144A)     660,150
                                                                  2,864,250
                   Total Software & Services                      18,726,700

                   Technology Hardware & Equipment - 3.2%
                   Office Electronics - 3.2%
     11,830,000    Xerox Capital Trust I, 8.0%, 2/1/27            11,546,802
                   Total Technology Hardware & Equipment          11,546,802

                   Semiconductors & Semiconductor Equipment - 0.6% Semiconductors - 0.6%
     2,000,000  (a)Freescale Semiconductor, Inc., 9.125%, 12/15/141,555,000
     750,000    (m)Freescale Semiconductor, Inc., 10.125%, 12/15/1571,875
                   Total Semiconductors & Semiconductor Equipment 2,126,875

                   Telecommunication Services - 11.6%
                   Integrated Telecommunication Services - 5.0%
     4,165,000     Broadview Networks Holdings, Inc., 11.375%, 9/13,738,087
     4,070,000  (m)GC Impsat Holdings I Plc, 9.875%, 2/15/17 (144A3,718,962
     2,810,000     GCI, Inc., 7.25%, 2/15/14                      2,416,600
     1,000,000     Intelsat Subsidiary Holdings, 8.5%, 1/15/13 (14975,000
     3,565,000     PAETEC Holding Corp., 9.5%, 7/15/15            3,288,712
     3,200,000     Stratos Global Corp., 9.875%, 2/15/13          3,384,000
     691,000       Tele Norte Leste Participacoes SA, 8.0%, 12/18/714,321
                                                                  18,235,682
                   Wireless Telecommunication Services - 6.6%
     1,625,000  (m)Cell C Property, Ltd., 11.0%, 7/1/15 (144A)    1,665,625
     6,400,000     Cricket Communications, Inc., 9.375%, 11/1/14  6,160,000
     1,500,000     Digicel, Ltd., 9.25%, 9/1/12 (144A)            1,543,125
     2,500,000  (a)Hellas Telecommunications Luxembourg II, 8.463%1,900,000
     5,000,000     Hughes Network Systems LLC, 9.5%, 4/15/14      5,056,250
     2,200,000  (d)Inmarsat Finance II Plc, 0.0%, 11/15/12        2,222,000
     3,000,000  (a)Rural Cellular Corp., 8.623%, 11/1/12          3,022,500
     3,020,000     True Move Co, Ltd., 10.75%, 12/16/13 (144A)    2,631,175
                                                                  24,200,675
                   Total Telecommunication Services               42,436,357

                   Utilities - 3.4%
                   Electric Utilities - 2.1%
     2,000,000     Aes Chivor SA ESP, 9.75%, 12/30/14 (144A)      2,276,200
     3,800,000     Intergen NV, 9.0%, 6/30/17 (144A)              3,933,000
     1,500,000     Mirant JPSCo. Finance, Ltd., 11.0%, 7/6/16 (1441,582,500
                                                                  7,791,700
                   Multi - Utilities - 0.1%
     485,000       PNM Resources, Inc., 9.25%, 5/15/15            500,763

                   Independent Power Producers & Energy Traders - 1.2%
     4,345,000     Texas Computer Electric Hold LLC, 10.25%, 11/1/4,258,100
                   Total Utilities                                12,550,563
                   TOTAL CORPORATE BONDS & NOTES
                   (Cost $445,150,899)                            421,256,100

                   CONVERTIBLE BONDS & NOTES - 0.3% of Net Assets
                   Transportation - 0.3%
                   Marine - 0.3%
     1,415,000     Horizon Lines, Inc., 4.25%, 8/15/12            1,098,394
                   TOTAL CONVERTIBLE BONDS & NOTES                1,098,394
                   (Cost $1,083,449)

                   MUNICIPAL BONDS - 5.9% of Net Assets
                   Indiana  - 1.6%
     1,650,000     East Chicago Industrial Pollution Control Reven1,688,726
     4,250,000     Indiana Development Finance Authority Revenue, 4,301,000
                                                                  5,989,726
                   New Jersey - 1.0%
     4,525,000     New Jersey Economic Development Authority Reven3,659,051

                   New York - 0.8%
     3,475,000     New York City Industrial Development Agency, Br2,988,639

                   North Carolina  - 1.4%
     4,800,000     Charlotte, Special Facilities Revenue, Charlott3,327,024
     2,000,000     Charlotte, Special Facilities Revenue, Charlott1,771,500
                                                                  5,098,524
                   Texas - 1.1%
     3,200,000  (f)San Antonio, Texas, Electric & Gas, RIB,10.343%4,035,424

                   TOTAL MUNICIPAL BONDS
                   (Cost $19,494,943)                             21,771,364

                   MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.9% 3,300,000 (g)Non-Profit Preferred Funding Trust I, 12.5%, 9/3,152,985
                   TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
                   (Cost $3,293,400)                              3,152,985

                   SOVEREIGN DEBT OBLIGATIONS - 2.3%
                   Brazil - 1.1%
ITL  4,800,000,0(d)Banco Nacional de Desenvolimento Bndes, 8.0%, 44,019,045

                   Ecuador - 0.5%
     2,015,000  (d)Federal Republic of Ecuador, 10.0%, 8/15/30 (141,964,625

                   Russia - 0.7%
     2,285,200  (d)Russia Government International Bond, 7.5%, 3/32,563,743
                   TOTAL SOVEREIGN DEBT OBLIGATIONS
                   (Cost $5,361,520)                              8,547,413

                   FLOATING RATE LOAN INTERESTS - 5.3% (h)
                   Energy - 0.2%
                   Oil & Gas Exploration & Production - 0.2%
     600,000       Venoco, Inc., Second Lien Term Loan, 6.688%, 9/585,000
                   Total Energy                                   585,000

                   Materials - 0.5%
                   Steel - 0.5%
     2,277,000     Niagara Corp., Term Loan, 7.386%, 6/29/14      2,026,530
                   Total Materials                                2,026,530

                   Capital Goods - 1.6%
                   Aerospace & Defense - 0.9%
     3,600,000     Aeroflex, Inc., Senior Unsecured Bridge Loan, 63,330,000

                   Building Products - 0.6%
     229,418       Custom Building Products, Inc., First Lien Term200,741
     2,250,000     Custom Building Products, Inc., Second Lien Ter1,822,500
                                                                  2,023,241
                   Construction & Farm Machinery & Heavy Trucks - 0.1%
     397,920       Rental Service Corp., Second Lien Initial Term 339,476
                   Total Capital Goods                            5,692,717

                   Consumer Durables & Apparel - 0.1%
                   Homebuilding - 0.1%
     2,850,000  (i)LandSource Communities Development LLC, Second 534,375
                   Total Consumer Durables & Apparel              534,375

                   Consumer Services - 0.5%
                   Casinos & Gaming - 0.5%
     2,500,000     Gateway Casinos & Entertainment, Advance Second1,725,000
                   Total Consumer Services                        1,725,000

                   Health Care Equipment & Services - 0.4%
     1,492,424     Talecris Biotherapeutics Holdings Corp., First 1,376,761
                   Total Health Care Equipment & Services         1,376,761

                   Diversified Financials - 0.9%
                   Logistics - 0.9%
EURO 2,274,035  (b)Louis Topco, Ltd., Term Loan, 12.134%, 6/1/17  3,421,621
                   Total Diversified Financials                   3,421,621

                   Insurance - 0.5%
                   Insurance Brokers - 0.4%
     2,250,000     AmWins Group, Inc., Second Lien Initial Term Lo1,473,750
                   Multi-Line Insurance - 0.1%
     249,372       AmWins Group, Inc., Initial Term Loan  4.98% - 209,472
                   Total Insurance                                1,683,222

                   Telecommunication Services - 0.6%
                   Integrated Telecommunication Services - 0.6%
     2,500,000     Intelsat, Ltd., Senior Notes Backstop Loan, 9.22,337,500
                   Total Telecommunication Services               2,337,500

                   TOTAL FLOATING RATE LOAN INTERESTS
                   (Cost $23,541,511)                             19,382,726

     Shares        COMMON STOCKS - 0.3%
                   Transportation - 0.1%
                   Airlines  - 0.1%
     73,808     (j)Northwest Airlines Corp.                       491,561
                   Total Transportation

                   Pharmaceuticals & Biotechnology & Life Sciences - 0.2% Pharmaceuticals - 0.2%
     17,818 Teva Pharmaceutical Industries, Ltd. (A.D.R.) 816,064 Total Pharmaceuticals & Biotechnology & Life Sciences TOTAL COMMON STOCKS
                   (Cost $2,886,220)                              1,307,625

                   WARRANTS - 0.6% of Net Assets
                   Energy - 0.5%
                   Oil & Gas Drilling - 0.5%
     2,500,000  (j)Norse Energy Corp. ASA - CW11, Expires 7/14/11 1,791,517

                   Oil & Gas Exploration & Production - 0.0%
     150,592    (j)Biofuel Energy ASA, Expires 6/7/12             0
                   Total Energy                                   1,791,517

                   Materials - 0.1%
                   Forest Products - 0.1%
     1,645      (j)Mandra Forestry Holdings, Ltd. - CW13, Expires 213,850
                   Total Materials                                213,850

                   TOTAL WARRANTS
                   (Cost $523,408)                                2,005,367
     Principal
     Amount
     USD ($)

                   TEMPORARY CASH INVESTMENTS - 19.1%
                   Repurchase Agreement - 5.4%
     3,990,000     Bank of America Corp., 2.44%, dated 6/30/08, re3,990,000
                   plus accrued interest on 7/1/08 collateralized by $10,777,524
                   Federal National Mortgage Association, 5.5%, 6/1/33

     3,990,000     Barclays Plc, 2.4%, dated 6/30/08, repurchase p3,990,000
                   plus accrued interest on 7/1/08 collateralized by the
following:
                       $2,425,677 Federal Home Loan Mortgage Corp., 4.171% - 6.27%, 12/1/34 - 10/1/37
                       $2,492,527 Federal National Mortgage Association (ARM),
                           5.024% - 6.082%, 8/1/36 - 2/1/48
     3,995,000     Deutsche Bank AG, 2.7%, dated 6/30/08, repurcha3,995,000
                     plus accrued interest on 7/1/08 collateralized by the following:
                       $944,287 Federal Home Loan Mortgage Corp., 4.703% - 4.704%, 5/1/35 - 12/1/35
                       $1,245,301 Federal National Mortgage Association (ARM),
                           4.708% - 5.887%, 12/1/13 - 8/1/37
                       $3,881,778 Freddie Mac Giant, 4.5% - 7.0%, 10/1/34 -
5/1/38
                       $7,864,933 U.S. Treasury Strip, 0.0%, 8/15/22
     3,990,000     JPMorgan Chase & Co., 2.65%, dated 6/30/08, rep 3,990,000
                   plus accrued interest on 7/1/08 collateralized by $4,436,742
Federal
                   National Mortgage Association, 4.5% - 6.5%, 3/1/23 - 5/1/38
     3,990,000     Merrill Lynch & Co., 2.5%, dated 6/30/08,repurc  3,990,000 plus accrued interest on 7/1/08 collateralized by $4,964,724
Federal Home
                   Loan Mortgage Corp., 5.065% - 5.985%, 9/1/36 - 4/1/38
                                                                  19,955,000
                   Security Lending Collateral - 13.7%
                   Certificates of Deposit:
     1,027,980     American Express, 2.72%, 8/8/08                1,027,980
     277,074       Banco Santander NY,  2.8%, 10/7/08             277,074
     770,220       Banco Santander NY,  3.09%, 12/22/08           770,220
     1,154,181     Bank Bovespa NY, 2.705%, 8/8/08                1,154,181
     769,446       Bank of America, 2.88%, 8/11/08                769,446
     769,187       Bank of Nova Scotia, 3.18%, 5/5/09             769,187
     461,668       Bank of Scotland NY, 2.7%, 8/1/08              461,668
     384,723       Bank of Scotland NY, 2.72%, 8/15/08            384,723
     384,723       Bank of Scotland NY, 2.73%, 7/11/08            384,723
     276,691       Bank of Scotland NY, 2.89%, 11/4/08            276,691
     461,992       Bank of Scotland NY, 2.96%, 11/3/08            461,992
     384,469       Bank of Scotland NY, 3.03%, 9/26/08            384,469
     1,385,002     Barclay's Bank, 3.18%, 5/27/09                 1,385,002
     769,446       BNP Paribas NY, 2.88%, 7/23/08                 769,446
     646,335       Calyon NY, 2.64%, 9/29/08                      646,335
     244,044       Calyon NY, 2.69%, 1/16/09                      244,044
     461,675       Calyon NY, 2.85%, 8/25/08                      461,675
     769,446       Citibank,  2.85%, 7/29/08                      769,446
     638,640       Commonwealth Bank of Australia NY, 2.63%, 7/11/638,640
     646,335       Deutsche Bank Financial, 2.72%, 7/30/08        646,335
     307,807       Deutsche Bank Financial, 2.72%, 8/4/08         307,807
     153,880       Dexia Bank NY, 2.65%, 8/12/08                  153,880
     630,949       Dexia Bank NY, 2.69%, 8/7/08                   630,949
     570,144       Dexia Bank NY, 3.37%, 9/29/08                  570,144
     1,385,003     DNB NOR Bank ASA NY, 2.9%, 6/8/09              1,385,003
     66,096        Fortis, 3.11%, 9/30/08                         66,096
     1,409,626     Intesa SanPaolo S.p.A., 2.72%, 5/22/09         1,409,626
     670,957       Lloyds Bank, 2.61%, 7/11/08                    670,957
     384,723       Lloyds Bank, 2.61%, 8/18/08                    384,723
     523,224       Natixis, 2.83%, 8/4/08                         523,224
     88,907        NORDEA NY, 2.72%, 4/9/09                       88,907
     73,741        NORDEA NY, 2.73%, 12/1/08                      73,741
     769,446       NORDEA NY, 2.81%, 8/29/08                      769,446
     123,085       Rabobank Nederland NY, 2.37%, 8/29/08          123,085
     384,723       Royal Bank of Canada NY, 2.57%, 7/15/08        384,723
     769,460       Royal Bank of Canada NY, 2.6%, 9/5/08          769,460
     297,008       Skandinavian Enskilda Bank NY, 2.7%, 7/17/08   297,008
     153,513       Skandinavian Enskilda Bank NY, 3.06%, 2/13/09  153,513
     89,188        Skandinavian Enskilda Bank NY, 3.18%, 9/22/08  89,188
     638,640       Svenska Bank NY, 2.55%, 7/11/08                638,640
     307,780       Svenska Bank NY, 2.7%, 7/17/08                 307,780
     461,668       Toronto Dominion Bank NY, 2.75%, 11/5/08       461,668
     969,502       Toronto Dominion Bank NY, 2.77%, 9/5/08        969,502
     153,554       Wachovia Bank, 3.62%, 10/28/08                 153,554
                                                                  24,065,901
                   Commercial Paper:
     146,393       Bank Bovespa NY, 2.79%, 3/12/09                146,393
     306,874       Bank of America, 2.6%, 8/11/08                 306,874
     236,493       Bank of America, 2.7%, 8/26/08                 236,493
     230,662       CBA, 2.7%, 7/11/08                             230,662
     613,415       CBA, 2.88%, 8/18/08                            613,415
     153,803       Deutsche Bank Financial, 2.72%, 7/9/08         153,803
     692,344       General Electric Capital Corp., 2.77%, 1/5/09  692,344
     769,162       General Electric Capital Corp., 2.82%, 3/16/09 769,162
     764,464       HSBC, 2.88%, 9/29/08                           764,464
     153,644       HSBC, 2.89%, 7/21/08                           153,644
     284,546       IBM, 3.18%, 2/13/09                            284,546
     769,446       IBM, 3.18%, 6/26/09                            769,446
     613,649       ING Funding, 2.7%, 8/13/08                     613,649
     1,385,003     Met Life Global Funding, 3.16%, 6/12/09        1,385,003
     230,669       Natixis, 2.87%, 7/10/08                        230,669
     230,446       Natixis, 2.87%, 7/21/08                        230,446
     189,629       PARFIN, 3.18%, 8/1/08                          189,629
     304,944       Royal Bank of Scotland, 2.66%, 10/21/08        304,944
     383,821       Societe Generale, 2.93%, 7/30/08               383,821
     153,877       Societe Generale, 2.98%, 7/2/08                153,877
     306,908       Societe Generale, 3.18%, 8/5/08                306,908
     613,227       Societe Generale, 3.18%, 8/22/08               613,227
     306,872       SVSS NY, 3.18%, 8/11/08                        306,872
     1,308,059     WestPac, 3.18%, 6/1/09                         1,308,059
                                                                  11,148,350
     Shares

                   Mutual Funds:
     923,336       BlackRock Liquidity Money Market Fund, 3.18%   923,336
     1,200,798     Dreyfus Preferred Money Market Fund, 3.18%     1,200,798
                                                                  2,124,134

     Principal
     Amount
     USD ($)
                   Tri-party Repurchase Agreements:
     3,272,870     Deutsche Bank, 2.5% 7/1/08                     3,272,870
     9,233,355     Lehman Brothers, 2.65% 7/1/08                  9,233,355
                                                                  12,506,225
                   Other:
     382,655       ABS CFAT 2008-A A1, 3.005%, 4/27/09            382,655
                   Total Security Lending Collateral              50,227,265
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $70,182,265)                             70,182,265
                   TOTAL INVESTMENTS IN SECURITIES - 152.8%
                   (Cost $584,076,180) (k)(l)                     560,790,345
                   OTHER ASSETS AND LIABILITIES - (11.6)%         (42,773,873)
                   PREFERRED SHARES AT REDEMPTION VALUE,
                   INCLUDING DIVIDENDS PAYABLE - (41.2)%          (151,114,435)
                   NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 1366,902,037

     NR            Security not rated by S&P or Moody's.

     (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2008, the value of these securities amounted to
                   $156,091,435 or 42.5% of total net assets applicable to common shareowners.

     (a) Floating rate note. The rate shown is the coupon rate at June 30, 2008.

     (b) Payment-in Kind (PIK) security which may pay interest in additional principal amount.

     (c) Security is a perpetual bond and has no definite maturity date.

     (d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
                   The rate shown is the rate at June 30, 2008.

     (e)           Security is priced as a unit.

     (f) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The
                   rate shown is the rate at June 30, 2008.

     (g) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is
                 $3,293,400. The aggregate value $3,152,985 represents 0.9% of the net assets.

     (h) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
                   European banks, such as LIBOR (London InterBank Offered
Rate),
                   (ii) the prime rate offered by one or more major United States banks,
                   (iii) the certificate of deposit (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2008.

     (i)           Security is in default and is non-income producing.

     (ij           Non-income producing.

     (k) At June 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $584,663,625 was as follows:

                   Aggregate gross unrealized gain for all investments in which
                      there is an excess of value over tax cost   21,711,370

                   Aggregate gross unrealized loss for all investments in which
                      there is an excess of tax cost over value   (45,584,650)
                   Net unrealized loss                            (23,873,280)

                   For financial reporting purposes net unrealized loss was $23,285,835 and cost of investments aggregated $584,076,180.

     (l) Distribution of investments by country of issue, as a percentage of total holdings, is as follows:
                   United States                                  76.8%
                   Canada                                         4.0
                   Norway                                         3.8
                   Brazil                                         2.7
                   United Kingdom                                 2.6
                   Netherlands                                    1.4
                   Cayman Islands                                 1.3
                   Germany                                        1.0
                   Mexico                                         1.0
                   Virgin Islands                                 0.8
                   Australia                                      0.6
                   Bermuda                                        0.5
                   Argentina                                      0.5
                   Thailand                                       0.5
                   Russia                                         0.4
                   Luxembourg                                     0.4
                   Colombia                                       0.4
                   Ecuador                                        0.3
                   South Africa                                   0.3
                   Jamaica                                        0.3
                   Singapore                                      0.2
                   Israel                                         0.1
                   Ireland                                        0.1
                                                                  100.0
     (m)        At June 30, 2008, the following securities were out on loan:

     Principal
     Amount
     USD($)        Description                             Market Value($)
     1,450,000     Accellent, Inc., 10.5%, 12/1/13                1,139,014
     4,820,000     Accuride Corp., 8.5%, 2/1/15                   3,700,222
     2,500,000     Aleris International, Inc., 10.0%, 12/15/16    1,829,168
     792,554       American Airlines, Inc., 7.379%, 11/23/17      245,930
     456,000       AmeriCredit Corp., 8.5%, 7/1/15*               384,072
     2,500,000     Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/14 1,897,900
     1,592,000     Aventine Renewable Energy Holdings, Inc., 10.0%1,018,437
     3,168,000     CCH I Holdings LLC, 11.0%, 10/1/15             2,430,471
     500,000       CCH II Holdings LLC, 10.25%, 9/15/10           499,948
     1,600,000     Cell C Property, Ltd., 11.0%, 7/1/15 (144A)    1,735,510
     990,000       Central Garden & Pet Co., 9.125%, 2/1/13       898,689
     1,000,000     Cooper-Standard Automotive, Inc., 8.375%, 12/15733,490
     3,316,000     Duane Reade, Inc., 9.75%, 8/1/11               3,085,054
     492,500       Freescale Semiconductor, Inc., 10.125%, 12/15/1377,609
     1,005,000     GC Impsat Holdings I Plc, 9.875%, 2/15/17 (144A954,708
     1,803,000     Georgia Gulf Corp., 9.5%, 10/15/14             1,387,935
     2,831,000     Georgia Gulf Corp., 10.75%, 10/15/16           1,767,541
     5,000,000     Graphic Packaging International, Inc., 9.5%, 8/4,928,125
     2,000,000     Industrias Unidas SA de CV, 11.5%, 11/15/16 (141,336,834
     1,485,000     Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A) 1,042,284
     1,485,000     Panolam Industries International, 10.75%, 10/1/1,211,286
     4,568,000     Sally Holdings LLC, 10.5%, 11/15/16            4,422,395
     2,420,000     Trump Entertainment Resorts, Inc., 8.5%, 6/1/151,510,920
     3,825,000     Univision Communications, 9.75%, 3/15/15 (144A)2,910,588
     4,230,000     VeraSun Energy Corp., 9.875%, 12/15/12         3,708,082
     2,000,000     VeraSun Energy Corp., 9.375%, 6/1/17           1,035,104
     2,638,000     Yankee Acquisition Corp., 8.5%, 2/15/15        2,141,726
     Shares
     73,000        Northwest Airlines Corp.                       460,630
                                                                  48,793,672

                    *Awaiting pending sales, portion not part of portfolio at period end.

                   Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.

     EURO          Euro
     ITL           Italian Lira
     NOK           Norwegian Krone

     Glossary
      of Terms:
     (A.D.R.)      American Depositary Receipt
     RIB           Residual Interest Bonds

                   FAS 157 Footnote Disclosures
                   Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
                   Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                   Level 1 - quoted prices in active markets for identical securities
                   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                   The following is a summary of the inputs used as of June
                       30, 2008, in valuing the Fund's assets:

                   Valuation Inputs                               Investments
                                                                  in Securities
                   Level 1 - Quoted Prices                        3,099,142
                   Level 2 - Other Significant Observable Inputs  557,691,203
                   Level 3 - Significant Unobservable Inputs      -
                   Total                                          560,790,345


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2008

* Print the name and title of each signing officer under his or her signature.